Shareholder Report	6 Months Ended
May 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Class A
Trading Symbol	SEMOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 213,569,502
Holdings Count | $ / shares	142
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Institutional Class
Trading Symbol	SEMMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.93%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 213,569,502
Holdings Count | $ / shares	142
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners MBS Total Return Fund
Class Name	Investor Class
Trading Symbol	SEMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners MBS Total Return Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	1.18%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.18%
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 213,569,502
Holdings Count | $ / shares	142
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$213,569,502
Number of Holdings	142
Portfolio Turnover	14%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Institutional Class
Trading Symbol	SEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$31	0.60%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 308,158,046
Holdings Count | $ / shares	177
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$308,158,046
Number of Holdings	177
Portfolio Turnover	39%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/
Investor Class
Shareholder Report [Line Items]
Fund Name	Medalist Partners Short Duration Fund
Class Name	Investor Class
Trading Symbol	SEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Medalist Partners Short Duration Fund for the period of December 1, 2023, to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://medalistpartnersfunds.com/fund-documents/. You can also request this information by contacting us at 1-855-736-7799.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-736-7799
Additional Information Website	https://medalistpartnersfunds.com/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://medalistpartnersfunds.com/fund-documents/ for more recent performance information.
Net Assets	$ 308,158,046
Holdings Count | $ / shares	177
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$308,158,046
Number of Holdings	177
Portfolio Turnover	39%

Holdings [Text Block]
Updated Prospectus Web Address	https://medalistpartnersfunds.com/fund-documents/